CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Retained Earnings Cumulative effect, period of adoption, adjusted balance		Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative effect, period of adoption, adjusted balance		Treasury Stock	Parent	Noncontrolling Interest	Noncontrolling Interest Cumulative effect, period of adoption, adjusted balance
Balance at beginning of fiscal year at Mar. 31, 2018		¥ 5,826,383	¥ 1,306,141	¥ 1,540,317	[1]	¥ 1,741,894	¥ (1,535,142)	[1]	¥ (5,997)		¥ 635,279	¥ (616)	[1]
Issuance of new shares of common stock due to exercise of stock acquisition rights		438
Purchases of treasury stock									(3,002)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2018				2,846,458			206,752					634,663
Performance-based stock compensation program		(282)
Disposal of treasury stock									1,295
Net income attributable to MHFG shareholders	¥ 84,471		84,471
Change during year	(42,945)					(42,731)
Other		3,118
Transactions between the MHFG Group and the noncontrolling interest shareholders											166,145
Dividends paid to noncontrolling interests											(16,874)
Dividends declared			(190,384)
Net income (loss) attributable to noncontrolling interests	(8,746)										(8,746)
Other											(214)
Balance at end of fiscal year at Mar. 31, 2019	9,501,493	5,829,657	2,740,545	1,052	[2]	164,021	(1,052)	[2]	(7,704)	¥ 8,726,519	774,974
Purchases of treasury stock									(1,908)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2019				2,741,597			162,969					774,974
Performance-based stock compensation program		(178)
Disposal of treasury stock									3,197
Net income attributable to MHFG shareholders	150,195		150,195
Change during year	(172,055)					(172,463)
Other		(1,979)	(612)
Transactions between the MHFG Group and the noncontrolling interest shareholders											(52,521)
Dividends paid to noncontrolling interests											(15,722)
Dividends declared			(190,406)
Net income (loss) attributable to noncontrolling interests	(43,880)										(43,880)
Other											408
Balance at end of fiscal year at Mar. 31, 2020	9,175,624	5,827,500	2,700,774	(124,636)	[3]	(9,494)			(6,415)	8,512,365	663,259
Purchases of treasury stock									(2,545)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2020				¥ 2,576,138			¥ (9,494)					¥ 663,259
Performance-based stock compensation program		(110)
Disposal of treasury stock									1,836
Net income attributable to MHFG shareholders	581,765		581,765
Change during year	327,108					327,608
Other		(527)
Transactions between the MHFG Group and the noncontrolling interest shareholders											(300,371)
Dividends paid to noncontrolling interests											(15,753)
Dividends declared			(190,418)
Net income (loss) attributable to noncontrolling interests	236,283										236,283
Other			(100)								(499)
Balance at end of fiscal year at Mar. 31, 2021	¥ 9,688,157	¥ 5,826,863	¥ 2,967,385			¥ 318,114			¥ (7,124)	¥ 9,105,238	¥ 582,919

[1]	These amounts resulted mainly from the adoption of ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities.”
[2]	These amounts resulted from the adoption of ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities.”
[3]	These amounts resulted from the adoption of ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” and subsequent amendments. See Note 2 “Issued accounting pronouncements” for further details.